Other Long-term Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Long-term Payable
Other		¥ 200	¥ 200
Total other long-term payable	$ 13,118	84,974	106,430
Restricted Stock Units (RSU)
Other Long-term Payable
RSU long-term payable		¥ 84,774	¥ 106,230